Provisions (Tables)	12 Months Ended
Dec. 31, 2020
Other Provisions, Contingent Liabilities and Contingent Assets [Abstract]
Disclosure of Detailed Information About Provisions

	Restructuring	Onerous/ unfavorable contracts	Provisions related to other taxes	Contingent consideration	Other	Total
	€m	€m	€m	€m	€m	€m
Balance at December 31, 2018	12.3	68.8	5.8	1.5	25.3	113.7
Impact of transition to IFRS 16	—	(66.9)	—	—	—	(66.9)
Balance at January 1, 2019	12.3	1.9	5.8	1.5	25.3	46.8
Acquired through business combinations	—	—	—	—	1.9	1.9
Additional provision in the period	3.2	—	2.4	—	10.2	15.8
Release of provision	(1.5)	—	(1.3)	—	(5.7)	(8.5)
Utilization of provision	(6.7)	(0.9)	—	(1.5)	(0.5)	(9.6)
Foreign exchange	0.1	0.2	—	—	0.1	0.4
Balance at December 31, 2019	7.4	1.2	6.9	—	31.3	46.8
Additional provision in the period	15.6	—	0.1	—	13.4	29.1
Release of provision	—	(0.7)	(0.4)	—	(6.0)	(7.1)
Utilization of provision	(10.4)	(0.5)	—	—	(5.9)	(16.8)
Foreign exchange	0.3	—	—	—	(0.5)	(0.2)
Balance at December 31, 2020	12.9	—	6.6	—	32.3	51.8
Analysis of total provisions:					December 31, 2020	December 31, 2019
Current					45.7	40.9
Non-current					6.1	5.9
Total					51.8	46.8